Trade and other receivables (Details) - GBP (£) £ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Trade and other receivables [Abstract]
Trade receivables	£ 25,809	£ 6,047
Other receivables	6,214	1,470
Prepayments and accrued income	8,945	7,691
Total trade and other receivables	£ 40,968	£ 15,208